UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03031

Morgan Stanley Tax-Free Daily Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Mary E. Mullin, Esq. Executive Director Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-548-7786

Date of fiscal year end: 12/31

Date of reporting period: 7/1/16– 6/30/17

*******************************FORM N - Px REPORT*******************************

ICA File Number: 811-03031
Reporting Period: 07/01/2016 - 06/30/2017
Morgan Stanley Tax-Free Daily Income Trust

================== Morgan Stanley Tax-Free Daily Income Trust ==================

NUVEEN ENHANCED AMT-FREE MUNICIPAL CREDIT OPPORTUNITIES FUND

Ticker:        NVG                            Security ID:  67071L882
Meeting Date:  AUG 03, 2016                   Meeting Type: Annual
Record Date:   JUN 06, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Judith M. Stockdale      For       For          Management
1c.2  Elect Director Carole E. Stone          For       For          Management
1c.3  Elect Director Margaret L. Wolff        For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director William J. Schneider     For       For          Management

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NUVEEN PREMIUM INCOME MUNICIPAL FUND 2, INC.

Ticker:        NPM                            Security ID:  67063W847
Meeting Date:  AUG 19, 2016                   Meeting Type: Annual
Record Date:   APR 18, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William Adams, IV        For       For          Management
1.2   Elect Director Jack B. Evans            For       For          Management
1.3   Elect Director David J. Kundert         For       For          Management
1.4   Elect Director John K. Nelson           For       For          Management
1.5   Elect Director Judith M. Stockdale      For       For          Management
1.6   Elect Director Carole E. Stone          For       For          Management
1.7   Elect Director Terence J. Toth          For       For          Management
1.8   Elect Director Margaret L. Wolff        For       For          Management
1.9   Elect Director William C. Hunter        For       For          Management
1.10  Elect Director William J. Schneider     For       For          Management
2     Approve Reorganization of Funds between For       For          Management
      Nuveen Premium Income Municipal Fund 2
      and Nuveen AMT-Free Municipal Income
      Fund

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NUVEEN SELECT QUALITY MUNICIPAL FUND, INC.

Ticker:        NQS                            Security ID:  670973700
Meeting Date:  AUG 19, 2016                   Meeting Type: Annual
Record Date:   APR 18, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William Adams, IV        For       For          Management
1.2   Elect Director Jack B. Evans            For       For          Management
1.3   Elect Director David J. Kundert         For       For          Management
1.4   Elect Director John K. Nelson           For       For          Management
1.5   Elect Director Judith M. Stockdale      For       For          Management
1.6   Elect Director Carole E. Stone          For       For          Management
1.7   Elect Director Terence J. Toth          For       For          Management
1.8   Elect Director Margaret L. Wolff        For       For          Management
1.9   Elect Director William C. Hunter        For       For          Management
1.10  Elect Director William J. Schneider     For       For          Management
2     Approve Reorganization of Funds Between For       For          Management
      Nuveen Select Quality Municipal Fund,
      Inc. and Nuveen Dividend Advantage
      Municipal Fund

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WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Ticker:        MMU                            Security ID:  95766M709
Meeting Date:  SEP 30, 2016                   Meeting Type: Annual
Record Date:   JUL 25, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Daniel P. Cronin         For       For          Management
1.2   Elect Director Eileen A. Kamerick       For       For          Management
1.3   Elect Director Leslie H. Gelb           For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Morgan Stanley Tax-Free Daily Income Trust

By (Signature and Title)*	/s/ John H. Gernon
John H. Gernon President and Principal Executive Officer

Date August 24, 2017
* Print the name and title of each signing officer under his or her signature.